OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES

14.   OTHER NON-CURRENT LIABILITIES

As at December 31,	Note	2024 $	2023 $
Restricted share units	16(b)	3,944	2,648
Other		146	7,325
Total other non-current liabilities		4,090	9,973

As at December 31, 2024, other non-current liabilities include $nil (December 31, 2023 - $6.4 million) of severance provisions for the anticipated closure of the San Jose mine. The current portion of the severance provision is recorded as other payables (refer to Note 10).